FORM N-SAR
                     SEMI-ANNUAL REPORT
             FOR REGISTERED INVESTMENT COMPANIES




Report for six month period ending:    /  /    (a)
           or fiscal year ending:  12/31/99   (b)

Is this a transition report? (Y/N) ___N____

Is this an amendment to a previous filing: (Y/N)___N___



1. A. Registrant Name:  The First Trust GNMA Fund (Series 1
                         and Subsequent Series)
   B. File Number:  811-3969
   C: Telephone Number:  630-241-8615

2. A. Street:  c/o Nike Securities L.P.
               1001 Warrenville Road, Suite 300
   B. City: Lisle      C. State:  IL       D. Zip Code: 60532

3. Is this the first filing on this form by Registrant? (Y/N)__N__

4. Is this the last filing on this form by Registrant? (Y/N) __N__

5. Is Registrant a small business investment company (SBIC)? (Y/N) __N__

6. Is Registrant a unit investment trust (UIT)? (Y/N)__Y__

7. A. Is Registrant a series or multiple portfolio company? (Y/N)___N____

   B. How many separate series or portfolios did Registrant have at the end of the period? _______N/A__________

UNIT INVESTMENT TRUSTS

111.    A. Depositor Name: Nike Securities L.P.
        B. File Number (if any):
        C. City: Lisle      State: IL     Zip Code: 60532   Ext: ___


112.    A. Sponsor Name: Nike Securities L.P.
        B. File Number (if any):
        C. City: Lisle      State: IL     Zip Code: 60532   Ext: ___

113.    A. Trustee Name: The Chase Manhattan Bank
        B. City: New York     State:  NY       Zip Code: 10004    Ext: ___
        Foreign Country:        Foreign Postal Code:


114.    A. Principal Underwriter Name: Nike Securities L.P.
        B. File Number: 8-_________
        C. City: Nashville          State: TN    Zip Code: 37201 Ext: 1809


115.    A. Independent Public Accountant Name:  Ernst & Young LLP
        B. City: Chicago     State: IL     Zip Code: 60606       Ext:___

116. Family of investment companies information:

A. Is Registrant part of a family of investment companies? (Y/N)___N_____
B. Identify the family in 10 letters N/A_ __ __ __ __ __ __ __ __ __

117.    A. Is Registrant a separate account of an insurance company? (Y/N)___N_
B. Variable annuity contracts? (Y/N)____N_____
C. Scheduled premium variable life contracts? (Y/N)______N_____
D. Flexible premium variable life contracts? (Y/N)_______N_____
E. Other types of insurance products registered under the Securities
Act of 1933? (Y/N)_____N_____

118. State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933:_____25______

119. State the number of new series for which registration statements under the Securities Act of 1933 became effective during the period:___3______

120. State the total value of the portfolio securities on the date of deposit for the new series included in item 119 ($000's omitted)__1,287_____

121. State the number of series for which a current prospectus was in existence at the end of the period: _____15_____

122. State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current period:___5____

123. State the total value of the additional units considered in answering item 122 ($000's omitted) $_37,575_______

124. State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series) ($000's omitted) $__-0-______

125. State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant's ($000's omitted) $_1,859______

126. Of the amount shown in item 125, state the total dollar amount of sales Loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.) ($000's omitted) $__15________

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                        Number of       Total Assets    Total
                                        Series          ($000's         Income
                                        Investing       omitted)        Distributions

A.U.S. Treasury direct issue            0               $0              $0
B.U.S. Government agency                25              $187,273        $21,259,052
C.State and municipal tax-free          0               $0              $0
D.Public utility debt                   0               $0              $0
E.Brokers or dealers debt or
  Debt of brokers' or
  Dealers' parent                       0               $0              $0
F.All other corporate
  Intermed. & long-term debt            0               $0              $0
G.All other corporate short-
  Term debt                             0               $0              $0
H.Equity securities of brokers
  Or dealers or parents of
  Brokers or dealers                    0               $0              $0
I.Investment company equity
  Securities                            0               $0              $0
J.All other equity securities           0               $0              $0
K.Other securities                      0               $0              $0
L.Total assets of all series            25              $187,273        $21,259,052
  Of Registrant

128. Is the timely payment of principal and interest on any of the portfolio Securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y/N)______Y_______

[If answer is "N" (No), go to item 131]

129. Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period?(Y/N)________N___________

[if answer is "N" (No), go to item 131]

130. In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees?(Y/N)______________________

131. Total expenses incurred by all series of Registrant during the current
Reporting period ($000's omitted)   $___788_______

132. List the "811" (Investment Company Act of 1940) registration number for All Series of Registrant that is being included in this filing:

811-4190                        811-                       811-